Annual Total Returns[BarChart] - Vanguard International Value Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.58%)	20.18%	22.15%	(6.69%)	(6.44%)	4.46%	27.96%	(14.52%)	20.39%	8.99%